CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 591,130	$ 1,034,163
Total Current Assets	755,188	1,183,890
Total Assets	115,759,069	116,186,042
Current liabilities
Total Current Liabilities	1,605,439	146,558
LONG-TERM LIABILITIES
Total Liabilities	18,675,738	8,696,808
COMMITMENTS AND CONTINGENCIES (NOTE 13)
CONVERTIBLE PREFERRED STOCK
Class A common stock subject to possible redemption, 10,248,923 shares at $10.00 per share	92,083,330	102,489,230
STOCKHOLDERS' DEFICIT:
Class A Common Stock		166
Additional Paid-in Capital	18,991,736	8,585,940
Accumulated deficit	(13,992,293)	(3,586,390)
Total Stockholders' Equity	5,000,001	5,000,004
Total Liabilities and Stockholders' Equity	115,759,069	116,186,042
Q S I Operations Inc
Current assets
Cash	26,654,000	36,910,000	$ 32,930,000
Prepaid expenses and other current assets	3,243,000	716,000	478,000
Due from related parties	88,000	232,000	458,000
Total Current Assets	29,985,000	37,858,000	33,866,000
PROPERTY AND EQUIPMENT, NET	2,339,000	1,996,000	2,551,000
OTHER ASSETS - RELATED PARTY	738,000	738,000	994,000
Total Assets	33,062,000	40,592,000	37,411,000
Current liabilities
Accounts payable	2,095,000	1,301,000	869,000
Due to related parties	535,000	28,000	44,000
Accrued expenses and other current liabilities	2,921,000	1,425,000	1,014,000
Total Current Liabilities	5,551,000	2,754,000	1,927,000
LONG-TERM LIABILITIES
Notes payable	1,749,000	1,749,000
Total Liabilities	7,300,000	4,503,000	1,955,000
COMMITMENTS AND CONTINGENCIES (NOTE 13)
CONVERTIBLE PREFERRED STOCK
Class A common stock subject to possible redemption, 10,248,923 shares at $10.00 per share	195,810,000	195,814,000	160,555,000
STOCKHOLDERS' DEFICIT:
Additional Paid-in Capital	13,973,000	12,517,000	10,530,000
Accumulated deficit	(184,022,000)	(172,243,000)	(135,630,000)
Total Stockholders' Equity	(170,048,000)	(159,725,000)	(125,099,000)
Total Liabilities and Stockholders' Equity	33,062,000	40,592,000	37,411,000
Q S I Operations Inc | Common Stock
STOCKHOLDERS' DEFICIT:
Class A Common Stock	1,000	1,000	1,000
Q S I Operations Inc | Special-voting common stock
STOCKHOLDERS' DEFICIT:
Class A Common Stock	$ 0	$ 0	$ 0